Goodwill and intangible assets - Sensitivities of key assumptions in calculating VIU (Details) - USD ($) $ in Billions		12 Months Ended
	Oct. 01, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Cash flow projections decrease by 30%	30.00%
Discount rate increases by 100 bps	1.00%
Goodwill | Europe | RBWM
Disclosure of information for cash-generating units [line items]
Carrying amount	$ 18.8
VIU	29.8
100bps increase in the discount rate – single variable	(3.7)
30% decrease in forecast profitability – single variable	(9.2)
Cumulative impact of all changes	$ (11.7)
Discount rate – bps	409.00%
Profit cash flows – %	36.00%
Internally generated software
Disclosure of information for cash-generating units [line items]
Impairment		$ 1.3